Share capital and share premium (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of share capital structure
Ordinary shares issued and fully paid as at December 31, 2022

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
201,232,560	Ordinary	1	235,659	1,736,469	1,972,128
Total		1	235,659	1,736,469	1,972,128
Ordinary shares issued and fully paid as at December 31, 2021

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
199,754,122	Ordinary	1	234,154	1,736,469	1,970,623
Total		1	234,154	1,736,469	1,970,623
Ordinary shares issued and fully paid as at December 31, 2020

Number of shares	Class	Par value (EUR)	Share capital (in thousands of USD)	Share premium (in thousands of USD)	Total
179,259,246	Ordinary	1	219,843	1,478,230	1,698,073
Total		1	219,843	1,478,230	1,698,073